PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
PERSONNEL EXPENSES

33)	PERSONNEL EXPENSES

	R$ thousands
	Year ended December 31
	2024	2023	2022
Salaries	(11,094,886)	(10,319,187)	(9,699,551)
Benefits	(5,519,234)	(5,270,848)	(5,004,251)
Social security charges	(3,938,917)	(3,738,015)	(3,494,005)
Employee profit sharing	(1,585,405)	(1,384,381)	(1,579,908)
Training	(138,868)	(102,027)	(111,337)
Total	(22,277,310)	(20,814,458)	(19,889,052)